Restatement of Previously Issued Consolidated Financial Statements - Combined Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash used in operations	¥ (219,114)	¥ (56,940)
Net cash used in operating activities	(219,114)	(56,940)
Cash flows from investing activities
Purchase of property, plant and equipment	(606)
Purchase of financial assets at fair value through profit or loss	(5,000)
Net cash flows used in investing activities	(5,606)
Cash flows from (used in) financing activities [abstract]
Interest paid	(193)
Payments of lease liabilities	(1,881)
Contribution from a shareholder	231,618	58,481
Net cash flows generated from financing activities	229,544	58,481
Net increase in cash and cash equivalents	4,824	1,541
Cash and cash equivalents at the beginning of the year	3,665	2,124
Cash and cash equivalents at the end of the year	8,489	3,665
As Filed
Cash flows from operating activities
Cash used in operations	(250,035)	(63,014)
Net cash used in operating activities	(250,035)	(63,014)
Cash flows from investing activities
Purchase of property, plant and equipment	(606)
Purchase of financial assets at fair value through profit or loss	(5,000)
Net cash flows used in investing activities	(5,606)
Cash flows from (used in) financing activities [abstract]
Interest paid	(767)	(189)
Payments of lease liabilities	(6,146)	(3,956)
Contribution from a shareholder	267,615	68,700
Net cash flows generated from financing activities	260,702	64,555
Net increase in cash and cash equivalents	5,061	1,541
Cash and cash equivalents at the beginning of the year	3,665	2,124
Cash and cash equivalents at the end of the year	8,726	3,665
Restatement Adjustments
Cash flows from operating activities
Cash used in operations	30,921	6,074
Net cash used in operating activities	30,921	6,074
Cash flows from (used in) financing activities [abstract]
Interest paid	574	189
Payments of lease liabilities	4,265	3,956
Contribution from a shareholder	(35,997)	(10,219)
Net cash flows generated from financing activities	(31,158)	¥ (6,074)
Net increase in cash and cash equivalents	(237)
Cash and cash equivalents at the end of the year	¥ (237)